INCOME TAXES - Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 941	$ 956
Changes to the company's liabilities for uncertain tax positions
Beginning balance	4,745	4,770	$ 5,863
Additions	146
Reductions for tax positions from prior years and statute of limitations expirations		(24)	(678)
Statue of limitations expirations	(63)
Foreign exchange effect	1
Foreign exchange effect		(1)	(415)
Ending balance	$ 4,829	$ 4,745	$ 4,770